RISK MANAGEMENT - Structural foreign exchange risk - Financial liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 247,219,098		$ 308,858,471
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	76,780,619	$ 15,938	159,908,740	$ 31,940
Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		24		8,227
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,761,174		1,105,723
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	245,457,924		307,752,748
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,757,606		1,049,910
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	173,341,149		234,470,422
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	173,341,149		234,470,422
Customer deposits [member] | Financial liabilities at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31,269,619	6,482	111,566,151	20,630
Customer deposits [member] | Financial liabilities at amortised cost, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		19		7,394
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,116,775		73,282,326
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,116,775		73,282,326
Financial obligations [member] | Financial liabilities at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	43,779,895	9,097	45,363,639	10,562
Financial obligations [member] | Financial liabilities at amortised cost, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		5		833
IFRS Accounts Payable [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	587,589	122	2,134,728	536
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,757,606		1,049,910
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,757,606		1,049,910
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,141,963	$ 237	811,062	204
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,568		55,813
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,568		55,813
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,553		$ 33,160	$ 8